Taxation	12 Months Ended
Dec. 31, 2024
Taxation
Taxation

24.  Taxation

(a) Income taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and conducts most of its business through its subsidiaries located in Mainland China, Hong Kong, United States, United Kingdom, Germany, Norway and Netherlands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

PRC

Effective January 1, 2008, the Enterprise Income Tax Law (the “EIT Law”) in China unifies the enterprise income tax rate for the entities incorporated in China at 25%, unless they are eligible for preferential tax treatment, which will be granted to companies conducting businesses in certain encouraged sectors. NIO R&D, the Company’s subsidiary engaging in design and technology development activities, was qualified as a “high and new technology enterprise” (“HNTE”) for the fiscal years from 2022 to 2024, which entitled the entity a preferential tax rate of 15%. The qualification as HNTE is subject to self-evaluation, and the relevant documents should be retained for future examination purpose. Upon the expiration of qualification, re-accreditation of certification from the relevant authorities is necessary for the entities to continue enjoying the preferential tax treatment. The remaining Chinese companies are subject to enterprise income tax (“EIT”) at a uniform rate of 25%.

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2023 onwards, enterprises engaging in research and development activities are entitled to claim 200% of their qualified research and development expenses so incurred as tax deductible expenses when determining their assessable profits for the year (‘Super Deduction’). The additional deduction of 100% of qualified research and development expenses can only be claimed directly in the annual EIT filing and subject to the approval from the relevant tax authorities.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 8.25% profit tax on the first HKD2,000 taxable income and 16.5% profit tax on the remaining taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Other Countries

The statutory income tax rates of other countries where the Company’s subsidiaries having significant operations for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the Year Ended December 31,
	2022	2023	2024
United States	29.84%	29.84%	29.84%
United Kingdom	19.00%	19.00%	19.00%
Germany	32.98%	32.98%	32.98%
Norway	22.00%	22.00%	22.00%
Netherlands	25.80%	25.80%	25.80%

Composition of income tax expense for the periods presented are as follows:

	For the Year Ended December 31,
	2022	2023	2024
Current income tax expense	62,348	59,943	62,065
Deferred income tax (benefit)/expense	(7,245)	200,892	(84,880)
Total	55,103	260,835	(22,815)

Reconciliations of the income tax expense computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expense of the years presented are as follows:

	For the Year Ended December 31,
	2022	2023	2024
Loss before income tax expense	(14,382,001)	(20,458,918)	(22,424,524)
Income tax benefit computed at PRC statutory income tax rate of 25%	(3,595,500)	(5,114,730)	(5,606,131)
Non-deductible expenses	23,484	58,852	25,426
Foreign tax rates differential	395,543	481,318	621,111
Additional 100%/75% tax deduction for qualified research and development expenses	(750,736)	(1,432,723)	(1,745,145)
FDII Deduction	(10,356)	—	—
Tax exempted interest income	(8,847)	(25,017)	(40,535)
US tax credits	(45,446)	(36,746)	(22,657)
Prior year True-ups	110,581	242,392	321,080
Effect of tax rate change	490,855	—	—
Others	(5,154)	316	17
Change in valuation allowance	3,450,679	6,087,173	6,424,019
Income tax expense/(benefit)	55,103	260,835	(22,815)

The PRC statutory income tax rate was used because the majority of the Group’s operations are based in PRC.

(b) Deferred tax

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment primarily considers the nature, frequency and extent of the losses incurred and other historical objective evidences, as well as the considerations of forecasts of future profitability. These assumptions require significant judgment on the forecasts of future taxable income. The PRC statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Group’s deferred tax assets and liabilities consist of the following components:

	As of December 31,
	2022	2023	2024
Deferred tax assets
Net operating loss carry-forwards	9,711,744	14,850,298	21,278,950
Deferred revenue	940,633	1,241,114	1,487,912
Accrued and prepaid expenses	1,666,519	1,635,032	1,246,887
Tax credit carry-forwards	301,437	347,340	384,960
Property, plant and equipment, net	—	158,609	203,847
Deferred rent	29,731	80,240	112,041
Share-based compensation	6,951	19,846	76,708
Write-downs of inventory	452	47,733	28,007
Allowance against receivables	27,386	28,435	27,495
Intangible assets	89,328	59,375	27,478
Unrealized financing expense	33,140	64,870	23,148
Unrealized foreign exchange loss	1,704	2,364	2,362
Equity securities without readily determinable fair value	—	953	953
Equity securities with readily determinable fair value	150	717	942
Equity method investments	—	75	329
Advertising expenses in excess of deduction limit	188	33	123
Others	4,224	3,464	2,900
Less: Valuation allowance	(12,727,355)	(18,538,828)	(24,902,819)
Subtotal	86,232	1,670	2,223

Deferred tax liabilities
Equity securities without readily determinable fair value	(6,435)	—	—
Equity method investments	(5,170)	(7,283)	(12,367)
Available for sale debt investment	(206,734)	—	—
Equity securities using fair value option	—	(206,734)	(117,323)
Property, plant and equipment, net	(86,082)	—	—
Subtotal	(304,421)	(214,017)	(129,690)
Total deferred tax liabilities, net	(218,189)	(212,347)	(127,467)

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	As of December 31,
	2022	2023	2024
Valuation allowance
Balance at beginning of the year	9,216,725	12,727,355	18,538,828
Additions	3,510,630	5,811,473	6,363,991
Balance at end of the year	12,727,355	18,538,828	24,902,819

The Group has tax losses arising in Mainland China of RMB81,726,481 that will expire in one to ten years for deduction against future taxable profit.

Loss expiring in 2025	3,704,156
Loss expiring in 2026	2,368,899
Loss expiring in 2027	9,081,387
Loss expiring in 2028	15,732,060
Loss expiring in 2029	19,284,357
Loss expiring in 2030	156,199
Loss expiring in 2031	4,833,296
Loss expiring in 2032	7,153,295
Loss expiring in 2033	12,437,801
Loss expiring in 2034	6,975,031
Total	81,726,481

The Group has tax losses arising in Hong Kong of RMB3,315,437 for which could be carried forward indefinitely against future taxable income. The Group has tax losses arising in United States of RMB4,388, RMB602,262 and RMB1,927,128 that will expire in 2036, 2037 and indefinite years respectively for deduction against future taxable income. The Group has tax losses arising in Europe of RMB2,956,478 for which could be carried forward indefinitely against future taxable income. As of December 31, 2023 and 2024, the Group provided full valuation allowances for the above net operating loss carry-forwards.

Uncertain Tax Position

The Group did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2024.

Tax years subject to examination by major jurisdictions

In general, the PRC tax authorities have up to five years to review a company’s tax filings. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2020 through 2024 remain subject to the review by the relevant PRC tax authorities.